Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Goodwill [Abstract]
Summary of Goodwill	The Group’s goodwill balances as of 31 December 2023 and 2022 are as follows:

	2023	2022
Balance as of 1 January	11,643	12,367
Translation difference	415	(724)
Balance as of 31 December	12,058	11,643